Supplementary Information to the Statements of Profit and Loss - Schedule of Additional Information about Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Additional Information about Revenues [Line Items]
Revenues from major customers		$ 79,074	$ 58,159	$ 42,655
Customer A [Member]
Schedule of Additional Information about Revenues [Line Items]
Revenues from major customers	[1]	49,958	32,800	16,195
Customer B [Member]
Schedule of Additional Information about Revenues [Line Items]
Revenues from major customers	[2]	16,882	16,129	14,205
Customer C [Member]
Schedule of Additional Information about Revenues [Line Items]
Revenues from major customers	[3]	$ 12,234	$ 9,230	$ 12,255

[1]	Revenue is attributed to the Proprietary segment. Refer to Note 17 (c) for more information.
[2]	Revenue is attributed to the Proprietary segment. Refer to Note 17 (a) for more information.
[3]	Customer C for the year ended December 31, 2024, is different than Customer C for the years ended December 31, 2023, and 2022.